Property and Equipment (Details) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 202,382	$ 93,382	$ 74,429
Accumulated depreciation	(52,746)	(35,975)	(11,860)
Property and equipment, net	149,636	57,407	62,569
Production Equipment (Member)
Property, Plant and Equipment [Line Items]
Total property and equipment	104,103	51,304	51,304
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	69,279	$ 42,078	$ 23,125
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 29,000